Repurchase of common stock (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 30, 2014	Dec. 31, 2016	Dec. 31, 2015
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares		485,747	119,400
Treasury Stock, Value		$ 4,272,477	$ 1,278,546
Board of Directors [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares		485,747	119,400
Treasury Stock Acquired, Average Cost Per Share		$ 8.82	$ 10.71
Treasury Stock, Value		$ 4,300,000	$ 1,300,000
Stock Repurchase Program, Authorized Amount	$ 20,000,000	$ 25,000,000
Stock Repurchase Program, Period in Force	3 years